Exhibit 99.13

Monthly Investor Report: Verizon Master Trust - VZMT 2025-7

Collection Period	Payment Date	Transaction Month	Series Status at End of Prior Payment Date

November 2025	12/22/2025	3	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	8/21/28	08/20/2031	$601,430,000.00		3.96%			3.96%
Class A-1b	8/21/28	08/20/2031	$200,470,000.00	32	SOFR +0.52%	12/15/2025	3.94338%	4.46%
Class B	8/21/28	08/20/2031	$61,310,000.00					4.21%
Class C	8/21/28	08/20/2031	$36,790,000.00					4.40%

Total			$900,000,000.00

Series 2025-7 Allocation % x Group One Available Funds	$61,335,164.54
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption
Total Available Funds	$61,335,164.54

Beginning of Period Reserve Account Balance	$9,809,264.31
Required Reserve Amount	$9,809,264.31
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$9,809,264.31

Waterfall Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$65.71	$65.71	$0.00	$0.00	$61,335,098.83
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$61,335,098.83
Asset Representations Reviewer Fee	$32.49	$32.49	$0.00	$0.00	$61,335,066.34
Supplemental ARR Fee	$129.95	$129.95	$0.00	$0.00	$61,334,936.39
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$61,333,686.39
Servicing Fee	$688,533.26	$688,533.26	$0.00	$0.00	$60,645,153.13
Class A-1a Note Interest	$1,984,719.00	$1,984,719.00	$0.00	$0.00	$58,660,434.13
Class A-1b Note Interest	$795,354.48	$795,354.48	$0.00	$0.00	$57,865,079.65
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$57,865,079.65
Class B Note Interest	$215,095.92	$215,095.92	$0.00	$0.00	$57,649,983.73
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$57,649,983.73
Class C Note Interest	$134,896.67	$134,896.67	$0.00	$0.00	$57,515,087.06
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$57,515,087.06
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$57,515,087.06
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$57,515,087.06
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$57,515,087.06
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$57,515,087.06
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$57,515,087.06
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$57,515,087.06
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$57,515,087.06
Class R Interest	$57,515,087.06	$57,515,087.06	$0.00	$0.00	$0.00

Total	$61,335,164.54	$61,335,164.54	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts					$0.00

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$1,984,719.00	$0.00	$0.00	$1,984,719.00
Class A-1b	$0.00	$0.00	$795,354.48	$0.00	$0.00	$795,354.48
Class B	$0.00	$0.00	$215,095.92	$0.00	$0.00	$215,095.92
Class C	$0.00	$0.00	$134,896.67	$0.00	$0.00	$134,896.67

Total	$0.00	$0.00	$3,130,066.07	$0.00	$0.00	$3,130,066.07

Noteholder Payments	Note Balance	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
	per $1,000 of Notes	Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$3.30	$0.00	$3.30	$601,430,000.00	1.00	$601,430,000.00	1.00
Class A-1b	$1,000.00	$3.97	$0.00	$3.97	$200,470,000.00	1.00	$200,470,000.00	1.00
Class B	$1,000.00	$3.51	$0.00	$3.51	$61,310,000.00	1.00	$61,310,000.00	1.00
Class C	$1,000.00	$3.67	$0.00	$3.67	$36,790,000.00	1.00	$36,790,000.00	1.00

Total	$1,000.00	$3.48	$0.00	$3.48	$900,000,000.00	1.00	$900,000,000.00	1.00

	Beginning Period	Add: Deposit	Ending Period
Principal Funding Account Limit	$450,000,000.00		$450,000,000.00
Principal Funding Account balance	$0.00	$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.